Earnings per share - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Basic earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 1,953,516	R$ 3,224,266	R$ 13,298,971	R$ (330,540)
Weighted average number of shares in the period – in thousands			1,264,118	1,298,205
Weighted average treasury shares – in thousands			(27,149)	(24,823)
Weighted average number of outstanding shares – in thousands			1,236,969	1,273,382
Basic earnings per common share – R$	R$ 1.58063	R$ 2.57597	R$ 10.75126	R$ (0.25958)